Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000247934
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AB Short Duration High Yield ETF
Without Sales Load [Member] | C000247934
Average Annual Return [Line Items]
Average Annual Return, Percent	12.50%	3.60%	3.86%
Alliance Bernstein Index:Bloomberg US Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index
Average Annual Return, Percent	14.28%	1.16%	2.93%
Alliance Bernstein Index: Bloomberg US High Yield 1-5 Year Cash Pay 2% Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Total Return Index
Average Annual Return, Percent	13.94%	5.16%	4.88%